Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended										6 Months Ended					0 Months Ended						1 Months Ended
	Aug. 14, 2014	Aug. 04, 2014	May 16, 2014	Apr. 29, 2014	Apr. 30, 2014	Mar. 17, 2014	Feb. 05, 2014	Jan. 30, 2014	Sep. 12, 2013	Jun. 05, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 01, 2014	May 30, 2014	Dec. 31, 2013	May 22, 2014 Common shares issued upon the exercise in full of option to purchase additional shares by the underwriters	Feb. 05, 2014 Common shares issued upon the exercise in full of option to purchase additional shares by the underwriters	Apr. 30, 2014 Preferred Class B Shares	Jan. 30, 2014 Preferred Class B Shares	Apr. 30, 2014 Preferred Class C Shares	Jan. 30, 2014 Preferred Class C Shares	Jan. 17, 2014 Distribution Agency Agreement	Aug. 08, 2013 Distribution Agency Agreement
Common shares issued				11,000,000			12,995,000									1,650,000	1,695,000					1,077,847
Common shares issued, price per share				$ 7.3			$ 6.65
Net proceeds from public offering				$ 76,419			$ 81,952				$ 176,998	$ 48,251				$ 11,503						$ 7,124
Preferred stock - Dividend per share paid																		$ 0.5	$ 0.5	$ 0.55469	$ 0.73958
Dividend rate percentage																		8.00%	8.00%	8.875%	8.875%
Preferred stock dividends paid					2,109			2,477			2,000
Common stock - Dividends per share declared	$ 0.05	$ 0.05	$ 0.05			$ 0.05
Common stock - Dividends per share declared - payment date		Nov. 25, 2014	Aug. 14, 2014			May 22, 2014			Sep. 12, 2013	Jun. 05, 2013
Common stock - Dividends per share declared - record date	Aug. 08, 2014	Nov. 21, 2014	Aug. 11, 2014			May 19, 2014			Sep. 09, 2013	Sep. 09, 2013
Authorized share capital													200,000	100,000
Common Stock - shares authorized											185,000,000		185,000,000	85,000,000	85,000,000
Common shares - par value											$ 1		$ 1	$ 1	$ 1								$ 1
Maximum number of shares issuable under distribution agency agreement																							4,000,000
Preferred Shares - shares authorized											15,000,000		15,000,000	15,000,000	15,000,000
Preferred Shares - par value											$ 1		$ 1	$ 1	$ 1
Net proceeds from issuance of preferred shares												48,251
Common stock - Dividends paid			$ 4,231			$ 4,152			$ 2,822	$ 2,822		$ 5,644